SHAREHOLDERS' EQUITY - Income reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHAREHOLDERS' EQUITY
Operating profit, reserve balance	R$ 299,515
Reserve balance increase (decrease)	R$ 14,574	R$ 7,582
Legal Reserve
SHAREHOLDERS' EQUITY
Percentage of limited balance of share capital	20.00%
Reserve balance	R$ 1,847,109	1,847,109
Legal Reserve | Top of range
SHAREHOLDERS' EQUITY
Percentage of remaining balance of net income	5.00%
Percentage of limited balance of share capital	20.00%
Percentage of limited legal reserve plus capital reserve of share capital	30.00%
Reserve for capital increase
SHAREHOLDERS' EQUITY
Percentage of limited balance of share capital	80.00%
Reserve balance	R$ 2,807,632	15,670,952
Reserve for capital increase | Top of range
SHAREHOLDERS' EQUITY
Percentage of remaining balance of net income	90.00%
Percentage of limited balance of share capital	80.00%
Special statutory reserve
SHAREHOLDERS' EQUITY
Percentage of limited balance of share capital	20.00%
Reserve balance	R$ 1,847,109	1,887,576
Special statutory reserve | Top of range
SHAREHOLDERS' EQUITY
Percentage of remaining balance of net income	10.00%
Percentage of limited balance of share capital	20.00%
Retained earnings, Tax incentives
SHAREHOLDERS' EQUITY
Reserve balance	R$ 1,319,908	998,237
Investment reserve
SHAREHOLDERS' EQUITY
Reserve balance	5,157,140	R$ 14,972,324
Loss absorption	R$ (7,315,184)